ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Jul. 31, 2020
Payables and Accruals [Abstract]
Schedule of Payroll And Other Accrued Liabilities

Payroll and other accrued liabilities for the fiscal years ended July 31, 2020 and 2019 consist of the following:

	2020	2019
Accounts payable	$68,076	$39,811
Payroll	130,778	131,095
Interest	33,576	16,152
Professional fees	166,000	155,600
Rents received in advance	643,628	783,678
Utilities	7,900	13,400
Brokers commissions	1,115,743	728,322
Construction costs	576,131	66,829
Other	29,708	980,398
Total	$2,771,540	$2,915,285